POST-EMPLOYMENT BENEFIT - Actuarial and Economic Hypotheses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Projection of average wage increase (%)	0.00%
Table of active and inactive mortality
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Smoothed percentage		0.10%
Aggravated percentage		25.00%
Table of disability
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Smoothed percentage	50.00%	50.00%
Aggravated percentage		20.00%
Relieved percentage	20.00%
Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Actual annual actuarial discount interest rate (%)	5.49%	5.49%
Projection of average wage increase (%)		0.00%
Minimum | Table of active and inactive mortality
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Smoothed percentage	10.00%
Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Actual annual actuarial discount interest rate (%)	7.83%	8.10%
Projection of average wage increase (%)		0.98%
Maximum | Table of active and inactive mortality
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Smoothed percentage	25.00%
Pension benefit plans
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Average annual inflation rate (%)	3.50%	3.50%
Expected return on plan assets (%)	3.50%	3.50%
Social security defined benefit plans | Plan assets
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Effective return on liability (asset) for the year	R$ 2,931,050	R$ (251,420)